Income tax (Table)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Summary of Income Taxes Are Recognized In Profit Or Loss

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
The following income taxes are recognized in profit:
Current tax expense (excluding withholding tax expense)	96	75	47
Current year	85	76	47
Global minimum top-up tax	6	1	—
Changes in estimates related to prior years	5	(2)	—
Deferred tax expense / (credit)	23	(5)	(19)
Origination and reversal of temporary differences	20	(9)	(15)
Changes in estimates related to prior years	3	2	(1)
Write-down of deferred tax asset	—	5	—
Release of deferred tax arising on business combinations	—	(3)	(3)
Withholding tax expense	19	11	—
Dividends	8	11	—
Brand license fees	11	—	—
Income tax expense reported in profit or loss	138	81	28

Summary of Tax Rate For The Effective Tax Reconciliation Is Taken From The Company's Domestic Tax Rate
The applicable tax rate used in the effective tax rate reconciliation reflects the Group’s weighted‑average tax rate of 16.9% (2024: 10.1%) (2023: 13.4%). The weighted‑average tax rate has been determined by applying the applicable domestic tax rate of each subsidiary to its profit or loss, calculated on an absolute value basis.

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Profit before taxation	356	204	20
Group weighted average tax rate	16.9%	10.1%	13.4%
Tax expense/(benefit) at group weighted average rate	60	21	3
Tax rate differential between weighted average tax rate and local statutory tax rate	16	(1)	(12)
Non-deductible expenses inclusive of non-taxable income	13	5	11
Dividends withholding tax	8	11	—
Brand license fees withholding tax	11	—	—
Deferred tax not recognized	12	45	26
Pillar two taxes	6	—	—
Non-deductible DGC impairments	12	—	—
Income tax expense reported in the Consolidated Statement of Profit or Loss and Other Comprehensive Income	138	81	28

Summary of Reconciliation of Deferred Tax Assets/(Liabilities)

	2025 $ 'millions	2024 $ 'millions
Reconciliation of deferred tax assets, net:
Net deferred tax assets as at the beginning of the period	38	35
Recognized within income tax expense	(23)	5
Foreign currency translation adjustment recognized in other comprehensive income	4	(2)
Net deferred tax assets as at end of the period	19	38

7	Income tax (continued)

	2025 $ 'millions	2024 $ 'millions
The deferred tax assets and liabilities relate to the following items:
Taxes arising on acquired intangible assets	—	(7)
Trade and other payables	8	8
Tax loss carried forward	8	35
Restricted Share Units	2	2
Right-of-use asset	(3)	(5)
Lease liability	6	7
Other assets and prepayments	(2)	(2)
Reflected in the Consolidated Statement of Financial Position:
Deferred tax assets	19	40
Deferred tax liabilities	—	(2)